PUBLIC OFFERING (Details) - $ / shares	Dec. 22, 2020	Aug. 10, 2023	Dec. 31, 2022
PUBLIC OFFERING
Exercise price of warrants		$ 11.50
Public Warrants
PUBLIC OFFERING
Exercise price of warrants		$ 11.50
MedTech Acquisition Corp
PUBLIC OFFERING
Purchase price, per unit			$ 10.00
Warrant in each unit (as percent)	0.33%
MedTech Acquisition Corp | Class A Common Stock
PUBLIC OFFERING
Number of shares issuable per warrant	1
MedTech Acquisition Corp | Public Warrants | Class A Common Stock
PUBLIC OFFERING
Number of shares in a unit	1
MedTech Acquisition Corp | Initial Public Offering
PUBLIC OFFERING
Number of units sold	25,000,000
Purchase price, per unit	$ 10.00
MedTech Acquisition Corp | Initial Public Offering | Public Warrants
PUBLIC OFFERING
Exercise price of warrants	$ 11.50
MedTech Acquisition Corp | Over-allotment option
PUBLIC OFFERING
Number of units sold	3,000,000
Purchase price, per unit	$ 10.00